Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2015
Investor & Institutional Class | AMG Yacktman Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG YACKTMAN FUND

Supplement to Prospectus dated May 1, 2015

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Yacktman Focused Fund currently offers Service Class shares and Institutional Class shares. AMG Yacktman Fund currently offers Service Class shares. AMG Yacktman Special Opportunities Fund currently offers Institutional Class shares. In addition to the classes of shares of AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Focused Fund may from time to time issue Investor Class shares, AMG Yacktman Fund may from time to time issue one or more of Investor Class shares or Institutional Class shares and AMG Yacktman Special Opportunities Fund may from time to time issue one or more of Investor Class shares or Service Class shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.

Shareholders of Investor Class shares of AMG Yacktman Focused Fund and AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Investor Class shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Investor Class shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Service Class shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.20% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan. Shareholders of Institutional Class shares do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.

As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns, and Service Class shares can be expected to bear higher expenses than Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.

Performance

Because Investor Class shares of each Fund, Institutional Class shares of AMG Yacktman Fund and Service Class shares of AMG Yacktman Special Opportunities Fund have not commenced operations, the classes have no performance history.

Shareholder Fees (fees paid directly from your investment)

AMG Yacktman Fund

	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

AMG Yacktman Fund

	Investor Class	Institutional Class
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.16%	0.05%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.00%	0.64%

Example

This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the Example includes the Fund’s contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund
Investor Class	$102	$318	$552	$1,225
Institutional Class	$65	$205	$357	$798

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the Example includes the Fund’s contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because Investor Class shares of each Fund, Institutional Class shares of AMG Yacktman Fund and Service Class shares of AMG Yacktman Special Opportunities Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Investor Class shares of each Fund, Institutional Class shares of AMG Yacktman Fund and Service Class shares of AMG Yacktman Special Opportunities Fund have not commenced operations, the classes have no performance history.
Investor & Institutional Class | AMG Yacktman Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Investor & Institutional Class | AMG Yacktman Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798